Annual Fund Operating Expenses - Calamos Active Hedged Equity ETF - Calamos Active Hedged Equity ETF	Jun. 18, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	0.66%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” include certain expenses incurred in connection with the Fund’s investment in various closed-end funds, exchange-traded funds (“ETFs”), and business development companies (“BDCs”). The amount shown is based on estimated amounts for the current fiscal year.